Related Party Balances and Transactions - Purchase of raw material or property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 1,066,832	¥ 1,157,727	¥ 137,586
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	728,096	876,510	22,797
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	248,604	213,867	114,329
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 90,132	¥ 67,350	¥ 460